SONGS NDT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 627		$ 594
Gross unrealized gains	417		317
Gross unrealized losses	(10)		(3)
Estimated fair value	1,034		908
Proceeds from sales	685	[1]	723	[1]	715	[1]
Gross realized gains	26		21		75
Gross realized losses	(18)		(13)		(52)
Total Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	381		325
Gross unrealized gains	8		25
Gross unrealized losses	(8)		(1)
Estimated fair value	381		349
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Available-for-sale Securities [Line Items]
Cost	116	[2]	147
Gross unrealized gains	3	[2]	9
Gross unrealized losses	(2)	[2]	0
Estimated fair value	117	[2]	156
Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	110	[3]	57
Gross unrealized gains	2	[3]	6
Gross unrealized losses	(1)	[3]	0
Estimated fair value	111	[3]	63
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	155	[4]	121
Gross unrealized gains	3	[4]	10
Gross unrealized losses	(5)	[4]	(1)
Estimated fair value	153	[4]	130
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	207		249
Gross unrealized gains	409		292
Gross unrealized losses	(2)		(2)
Estimated fair value	614		539
Cash And Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Cost	39		20
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Estimated fair value	$ 39		$ 20

[1]	Excludes securities that are held to maturity.
[2]	Maturity dates are 2014-2056.
[3]	Maturity dates are 2014-2062.
[4]	Maturity dates are 2014-2111.